DEBT AND CREDIT FACILITY - Narrative (Details) - USD ($)				12 Months Ended
	Mar. 30, 2020	Jan. 31, 2020	Mar. 19, 2019	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2017	Aug. 04, 2015
Investments [Line Items]
Debt repayment				$ 35,000,000	$ 0	[1]
Redemption of convertible instruments					4,825,000
Loss on redemption of convertible debt				0	5,423,000	[1]
Redemption of convertible notes				114,994,000	152,250,000	[1]
Borrowings				390,670,000	284,049,000
Equity component of convertible notes				106,425,000	106,425,000
Restricted cash				35,288,000	2,339,000
Equity component of convertible notes
Investments [Line Items]
Redemption of convertible instruments					4,825,000
2013 Notes
Investments [Line Items]
Debt instrument, repurchase amount			$ 150,000,000.0
Debt instrument, interest rate, stated percentage			2.875%
Debt repayment	$ 115,500,000		$ 152,200,000
Debt instrument, fair value disclosure			$ 147,400,000
Fair value inputs, discount rate			4.95%
Redemption of convertible instruments	2,000	$ 4,000
Loss on redemption of convertible debt			$ 5,400,000
Redemption of convertible notes	115,000,000.0		142,000,000.0	114,994,000	141,982,000
Debt, tax recovery			1,700,000
Borrowing costs capitalised		$ 49,000
Accrued interest on borrowings	$ 500,000
Borrowings				0	114,280,000
2013 Notes | Equity component of convertible notes
Investments [Line Items]
Redemption of convertible instruments			$ 4,800,000
2019 Notes
Investments [Line Items]
Debt instrument, interest rate, stated percentage			2.50%
Debt instrument, fair value disclosure				$ 169,400,000
Fair value inputs, discount rate				7.50%
Borrowings			$ 230,000,000.0	$ 177,582,000	169,769,000
Proceeds from convertible debt			222,900,000
Payments for debt issue costs			$ 7,100,000
Debt conversion, converted instrument, shares issued			54.1082
Debt instrument, convertible, conversion price (in usd per share)			$ 18.48
Number of trading days sale price exceeds conversion price				20 days
Number of consecutive trading days				30 days
Debt instrument, convertible, threshold percentage of stock price trigger				130.00%
Debt instrument, term				7 years
Equity component of convertible notes, gross				$ 44,800,000
Equity component of convertible notes				60,600,000
Reserve of equity component of convertible instruments, deferred tax liability				15,900,000
Debt issuance costs, net				7,100,000
Debt issuance costs, allocation, debt portion				5,200,000
Debt issuance costs, allocation, equity portion				1,900,000
Debt, net of transactions cost, fair value				164,200,000
Term loan
Investments [Line Items]
Borrowings				210,000,000	0
Restricted cash				$ 32,900,000
Borrowings, historic and forecast debt service cover ratio				1.20
Borrowings, loan life cover ratio				1.30
Borrowings, minimum tail reserves as a percentage of total reserves				30.00%
Term loan | Alacer
Investments [Line Items]
Borrowings recognised as of acquisition date				$ (245,000,000)
Term loan | London Interbank Offered Rate (LIBOR) | Interest rate swap contract | Interest rate risk
Investments [Line Items]
Notional amount, outstanding term loan balance as part of acquisition, percentage				37.00%
Fixed rate of hedging instrument				2.86%
Term loan | Minimum | London Interbank Offered Rate (LIBOR) | Interest rate risk
Investments [Line Items]
Borrowings, adjustment to interest rate basis				3.50%
Term loan | Maximum | London Interbank Offered Rate (LIBOR) | Interest rate risk
Investments [Line Items]
Borrowings, adjustment to interest rate basis				3.70%
Credit Facility
Investments [Line Items]
Borrowings				$ 700,000	$ 600,000
Notional amount								$ 75,000,000.0
Borrowing capacity, accordion feature							$ 25,000,000.0
Line of credit facility, financial letters of credit, percentage				66.00%
Line of credit facility, utilization fees, percentage				0.25%
Line of credit facility, standby fees, percentage				25.00%
Credit Facility | Minimum
Investments [Line Items]
Line of credit facility, utilization fees from application margin, percentage				0.25%
Credit Facility | Minimum | London Interbank Offered Rate (LIBOR) | Interest rate risk
Investments [Line Items]
Borrowings, adjustment to interest rate basis				2.25%
Credit Facility | Maximum
Investments [Line Items]
Line of credit facility, utilization fees from application margin, percentage				0.75%
Credit Facility | Maximum | London Interbank Offered Rate (LIBOR) | Interest rate risk
Investments [Line Items]
Borrowings, adjustment to interest rate basis				3.75%

[1]	See note 2(r)